Legal, competition and regulatory matters (Details) € in Millions, £ in Millions, $ in Millions	1 Months Ended						6 Months Ended			12 Months Ended
	May 31, 2024 EUR (€)	Jan. 31, 2024 decision	Dec. 31, 2023 lawsuit	Nov. 30, 2023 request	Jan. 31, 2023 lawsuit	Apr. 30, 2021 USD ($)	Jun. 30, 2024 GBP (£) lawsuit plaintiff	Jun. 30, 2024 USD ($) lawsuit plaintiff	Jun. 30, 2023 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 lawsuit	Dec. 31, 2016 lawsuit	Dec. 31, 2013 GBP (£)	Dec. 31, 2008 USD ($) agreement
Disclosure of contingent liabilities [line items]
Losses on litigation settlements | £							£ 56		£ 34
Other proceedings
Disclosure of contingent liabilities [line items]
Number of arbitration requests received | request				2
Sterling LIBOR case in SDNY
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought													2
Non-US forex civil actions
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought							2	2
Civil actions in respect of VRDO - SNDY
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought							3	3
Interest rate swap and credit default swap US civil actions
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought							1	1
Civil actions in respect of the US anti-terrorism act
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought							8	8
Number of plaintiffs | plaintiff							4,000	4,000
Civil actions in respect of the US anti-terrorism act - EDNY
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought					6
Number of lawsuits dismissed					3
Number of lawsuits subject to appeal					1
Number of lawsuits consolidated into a separate lawsuit							2	2
Number of separate lawsuits							1	1
Number of initial lawsuits amended			1
Number of lawsuits stayed							2	2
Civil actions in respect of the US anti-terrorism act - SDNY
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought					2
Derivative transactions civil action
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought, claimed amounts, value | £										£ 329
Losses on litigation settlements | €	€ 43.5
Motor finance commission arrangements
Disclosure of contingent liabilities [line items]
Number of final decisions by the UK Financial Ombudsman Service | decision		2
Number of final decisions by the UK Financial Ombudsman Service about commision arrangements | decision		1
HMRC assessments concerning UK VAT
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought, claimed amounts, value | £											£ 181
HMRC assessments concerning UK VAT | Barclays UK PLC
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought, claimed amounts, value | £											128
Originated and sold to third parties by Acquired Subsidiary | RMBS repurchase requests | US residential and commercial mortgage-related activity and litigation
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought							1	1
Barclays Bank PLC | FCA proceedings and other investigations
Disclosure of contingent liabilities [line items]
Number of advisory service agreements | agreement															2
Loss contingency, financial penalty warning | £														£ 50
Barclays Bank PLC | Non-US forex civil actions
Disclosure of contingent liabilities [line items]
Number of lawsuits pending												1
Barclays Bank PLC | BDC Finance LLC
Disclosure of contingent liabilities [line items]
Litigation settlements approved, value | $						$ 3.3									$ 298.0
Barclays Bank PLC | HMRC assessments concerning UK VAT
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought, claimed amounts, value | £											£ 53
Barclays Bank PLC | Lawsuits with damages sought | USD LIBOR cases in MDL court
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought							1	1
Loss contingency, damages sought, claimed amounts, value | $								$ 100.0